UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ICAHN CAPITAL LP

Address:   445 Hamilton Avenue, Suite 1210
           White Plains, New York  10601


Form 13F File Number: 028-12848


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Irene March
Title:  Chief Financial Officer
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Irene March                    New York, New York                 8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $    3,687,127
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- --------------- --------- --------- -------------------- ---------- -------- -----------------------
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
----------------------------- --------------- --------- --------- ----------- --- ---- ---------- -------- ----------- ------ ----
AMYLIN  PHARMACEUTICALS INC   COM             32346108    243,861  12,971,328 SH       SOLE       N/A       12,971,328
ANADARKO PETE CORP            COM             32511107     72,180   2,000,000 SH       SOLE       N/A        2,000,000
BIOGEN IDEC INC               COM             09062X103   610,217  12,860,205 SH       SOLE       N/A       12,860,205
BLOCKBUSTER INC               CL A            93679108        161     675,160 SH       SOLE       N/A          675,160
CHESAPEAKE ENERGY  CORP       COM             165167107   266,892  12,739,478 SH       SOLE       N/A       12,739,478
CYBERONICS INC                COM             23251P102    49,917   2,107,972 SH       SOLE       N/A        2,107,972
ENSCO PLC                     SPONSORED ADR   29358Q109     9,427     240,000 SH       SOLE       N/A          240,000
ENZON  PHARMACEUTICALS INC    COM             293904108    30,000   2,816,861 SH       SOLE       N/A        2,816,861
EXELIXIS INC                  COM             30161Q104     8,179   2,357,110 SH       SOLE       N/A        2,357,110
FOREST LABS INC               COM             345838106    33,276   1,213,120 SH       SOLE       N/A        1,213,120
GENZYME CORP                  COM             372917104   532,070  10,480,000 SH       SOLE       N/A       10,480,000
HAIN  CELESTIAL GROUP INC     COM             405217100    58,503   2,900,473 SH       SOLE       N/A        2,900,473
LAWSON  SOFTWARE  INC NEW     COM             52078P102    55,541   7,608,322 SH       SOLE       N/A        7,608,322
LIONS  GATE ENTMNT CORP       COM NEW         535919203   223,379  32,002,693 SH       SOLE       N/A       32,002,693
LIONS  GATE ENTMNT CORP       NOTE 2.938%10/1 535919AF1       901     923,200 PRN      SOLE       N/A          923,200
LIONS  GATE ENTMNT CORP       FRNT 3.625% 3/1 535919AG9       330     343,200 PRN      SOLE       N/A          343,200
MENTOR  GRAPHICS CORP         COM             587200106    55,003   6,215,059 SH       SOLE       N/A        6,215,059
MICROS SYS INC                COM             594901100    20,874     654,960 SH       SOLE       N/A          654,960
MOTOROLA INC                  COM             620076109 1,158,380 177,665,654 SH       SOLE       N/A      177,665,654
NRG ENERGY INC                COM NEW         629377508    50,414   2,376,880 SH       SOLE       N/A        2,376,880
REGENERON  PHARMACEUTICALS    COM             75886F107    54,552   2,444,081 SH       SOLE       N/A        2,444,081
SMITH & WESSON  HLDG CORP     COM             831756101     9,722   2,377,040 SH       SOLE       N/A        2,377,040
TAKE-TWO  INTERACTIVE SOFTWAR COM             874054109    84,882   9,431,382 SH       SOLE       N/A        9,431,382
WENDYS ARBYS GROUP INC        COM             950587105     2,574     643,590 SH       SOLE       N/A          643,590
YAHOO INC                     COM             984332106    55,892   4,041,363 SH       SOLE       N/A        4,041,363


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